PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2013	2014
Vehicles	1,318,007,461	2,216,642,350
In-car equipment	21,344,112	22,997,471
Leasehold improvement	6,981,902	15,820,487
Software	9,406,495	10,498,693
Office furniture and equipment	15,287,077	19,882,685

Property and equipment subject to depreciation	1,371,027,047	2,285,841,686
Less: accumulated depreciation	(377,095,835)	(539,148,608)

Subtotal	993,931,212	1,746,693,078
Construction in progress	68,399,823	193,354,521
Property and equipment, net	1,062,331,035	1,940,047,599